CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Dividends declared	$ 82,751	$ 82,380
Common Class A [Member]
Dividends declared, per share	$ 1.00	$ 1.00
Dividends declared	$ 58,414	$ 58,043
Common Class B [Member]
Dividends declared, per share	$ 1.00	$ 1.00
Dividends declared	$ 24,337	$ 24,337